Capital Leases (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014
Capital Leases [Abstract]
2016	$ 20,888	$ 17,098
2017	3,790	12,823
2018	3,790
2019	947
Total minimum lease payments	29,415	29,921
Less amount representing interest	(1,588)	(542)
Present value of net minimum lease payments	$ 27,827	$ 29,379